Leases (Details) - Schedule of Future Lease Payments - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Lease Payments [Abstract]
Balance beginning	$ 1,244,470	$ 442,842
Additions	697,103	1,010,299
Reduction	(274,790)
Interest expenses	147,107	94,376
Lease payments	(399,416)	(292,320)
Effects of currency translation	39,710	(10,727)
Balance Ending	$ 1,454,186	$ 1,244,470